Segment Information (Segment Financial Information Relating To Operations) (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended	2 Months Ended	3 Months Ended							10 Months Ended							2 Months Ended	12 Months Ended		2 Months Ended	12 Months Ended		2 Months Ended	12 Months Ended		2 Months Ended	12 Months Ended		2 Months Ended	12 Months Ended		2 Months Ended	12 Months Ended
	Mar. 31, 2012	Feb. 24, 2012	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012 Successor [Member]	Dec. 31, 2012 Successor [Member] Southern California [Member]	Dec. 31, 2012 Successor [Member] Northern California [Member]	Dec. 31, 2012 Successor [Member] Arizona [Member]	Dec. 31, 2012 Successor [Member] Nevada [Member]	Dec. 31, 2012 Successor [Member] Colorado [Member]	Dec. 31, 2012 Successor [Member] Corporate [Member]	Feb. 24, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Feb. 24, 2012 Predecessor [Member] Southern California [Member]	Dec. 31, 2011 Predecessor [Member] Southern California [Member]	Dec. 31, 2010 Predecessor [Member] Southern California [Member]	Feb. 24, 2012 Predecessor [Member] Northern California [Member]	Dec. 31, 2011 Predecessor [Member] Northern California [Member]	Dec. 31, 2010 Predecessor [Member] Northern California [Member]	Feb. 24, 2012 Predecessor [Member] Arizona [Member]	Dec. 31, 2011 Predecessor [Member] Arizona [Member]	Dec. 31, 2010 Predecessor [Member] Arizona [Member]	Feb. 24, 2012 Predecessor [Member] Nevada [Member]	Dec. 31, 2011 Predecessor [Member] Nevada [Member]	Dec. 31, 2010 Predecessor [Member] Nevada [Member]	Feb. 24, 2012 Predecessor [Member] Corporate [Member]	Dec. 31, 2011 Predecessor [Member] Corporate [Member]	Dec. 31, 2010 Predecessor [Member] Corporate [Member]
Segment Reporting Information [Line Items]
Operating revenue	$ 15,109	$ 16,687	$ 102,833	$ 85,942	$ 145,051	$ 58,983	$ 53,703	$ 57,795	$ 36,574	$ 372,760	$ 116,619	$ 154,684	$ 58,714	$ 37,307	$ 5,436		$ 25,570	$ 226,823	$ 294,698	$ 7,759	$ 130,737	$ 206,241	$ 11,014	$ 54,141	$ 56,095	$ 4,316	$ 20,074	$ 16,595	$ 2,481	$ 21,871	$ 15,767
(Loss) income before provision for income taxes:
(Loss) income before provision for income taxes										$ (6,850)	$ 3,345	$ 16,179	$ 2,073	$ (1,146)	$ 130	$ (27,431)	$ 228,497	$ (192,888)	$ (135,867)	$ (19,131)	$ (26,406)	$ (83,176)	$ 6,195	$ (6,307)	$ (41)	$ 9,928	$ (95,184)	$ (26,887)	$ (1,738)	$ (30,500)	$ (21,449)	$ 233,243	$ (34,491)	$ (4,314)